Principal Group subsidiaries and associated companies	12 Months Ended
Dec. 31, 2024
Disclosure of subsidiaries [abstract]
Principal Group subsidiaries and associated companies
31. Novartis principal subsidiaries and associated companies
The following table lists the principal subsidiaries controlled by Novartis, associated companies in which Novartis is deemed to have significant influence, and foundations required to be consolidated under IFRS Accounting Standards. It includes Novartis AG direct subsidiaries and its indirect subsidiaries, associated companies and consolidated foundations with total assets or net sales to third parties from continuing operations in excess of USD 25 million. The equity interest percentage shown in the table also represents the share in voting rights in those entities.
As at December 31, 2024			Share capital[1]		Equity interest

Argentina
Novartis Argentina S.A.	Ciudad de Buenos Aires	ARS	906.1	m	100%

Australia
Novartis Australia Pty Ltd	Macquarie Park, NSW	AUD	2		100%
Novartis Pharmaceuticals Australia Pty Ltd	Macquarie Park, NSW	AUD	3.8	m	100%

Austria
Novartis Holding GmbH	Vienna [5]	EUR	35 000		100%
Novartis Pharmaceutical Manufacturing GmbH	Langkampfen	EUR	763 070		100%
Novartis Pharma GmbH	Vienna	EUR	1.1	m	100%

Bangladesh
Novartis (Bangladesh) Limited	Gazipur [5]	BDT	162.5	m	60%

Belgium
Novartis Pharma NV	Vilvoorde	EUR	7.1	m	100%
Novartis Manufacturing NV	Puurs-Sint-Amands [5]	EUR	110.6	m	100%

Bermuda
Novartis Investment Ltd.	Hamilton [2]	USD	12 000		100%
Triangle International Reinsurance Limited	Hamilton	CHF	1.0	m	100%
Trinity River Insurance Co Ltd.	Hamilton [5]	USD	370 000		100%

Brazil
Novartis Biociências S.A.	São Paulo	BRL	507.1	m	100%

Canada
Novartis Pharmaceuticals Canada Inc.	Montreal, Quebec	CAD	420 717		100%

Chile
Novartis Chile S.A.	Santiago de Chile [5]	CLP	2.0	bn	100%

China
Beijing Novartis Pharma Co., Ltd.	Beijing [5]	USD	30.0	m	100%
Novartis Pharmaceutical Technology Zhejiang Co., Ltd.	Haiyan	USD	30.0	m	100%
Novartis Pharmaceuticals (HK) Limited	Hong Kong	HKD	200		100%
China Novartis Institutes for BioMedical Research Co., Ltd.	Shanghai	USD	320.0	m	100%
Suzhou Novartis Technical Development Co., Ltd.	Changshu	USD	12.0	m	100%
Shanghai Novartis Trading Ltd.	Shanghai	USD	3.2	m	100%

Colombia
Novartis de Colombia S.A.	Santafé de Bogotá	COP	7.9	bn	100%

Czech Republic
Novartis s.r.o.	Prague [5]	CZK	51.5	m	100%

Denmark
Novartis Healthcare A/S	Copenhagen	DKK	14.0	m	100%

Dominican Republic
Novartis Caribe, S.A.	Santo Domingo [5]	DOP	20.0	m	100%

Ecuador
Novartis Ecuador S.A.	Quito	USD	4.0	m	100%

Egypt
Novartis Pharma S.A.E.	Cairo	EGP	2.1	bn	99.98%

Finland
Novartis Finland Oy	Espoo	EUR	459 000		100%

France
Novartis Groupe France S.A.S.	Rueil-Malmaison [5]	EUR	903.0	m	100%
Novartis Pharma S.A.S.	Rueil-Malmaison	EUR	43.4	m	100%
Advanced Accelerator Applications S.A.	Rueil-Malmaison	EUR	9.6	m	99.23%

Germany
Novartis Business Services GmbH	Nuremberg	EUR	25 000		100%
Novartis Pharma GmbH	Nuremberg	EUR	25.6	m	100%
Novartis Pharma Produktions GmbH	Wehr	EUR	2.0	m	100%
MorphoSys GmbH	Planegg	EUR	50 000		100%

Greece
Novartis (Hellas) S.A.C.I.	Metamorphosis / Athens	EUR	141.7	m	100%

As at December 31, 2024			Share capital[1]		Equity interest

Hungary
Novartis Hungary Healthcare Limited Liability Company	Budapest	HUF	545.6	m	100%

India
Novartis India Limited	Mumbai [5]	INR	123.5	m	70.68%
Novartis Healthcare Private Limited	Mumbai	INR	60.0	m	100%

Indonesia
PT. Novartis Indonesia	Jakarta	IDR	10.6	bn	100%

Ireland
Novartis Ireland Limited	Dublin	EUR	25 000		100%
Novartis Integrated Services Limited	Cork City	EUR	100		100%

Israel
Novartis Israel Ltd.	Tel Aviv	ILS	1 000		100%

Italy
Novartis Farma S.p.A.	Milan	EUR	18.2	m	100%
Advanced Accelerator Applications (Italy) S.r.l.	Colleretto Giacosa	EUR	119 000		99.23%

Japan
Novartis Pharma K.K.	Tokyo	JPY	100.0	m	100%
Ciba-Geigy Japan Limited	Tokyo	JPY	100.0	m	100%

Latvia
Novartis Baltics SIA	Riga	EUR	3.0	m	100%

Luxembourg
Novartis Investments S.à r.l.	Luxembourg City	USD	100.0	m	100%
Novartis Finance S.A.	Luxembourg City	USD	100 000		100%

Malaysia
Novartis Corporation (Malaysia) Sdn. Bhd.	Petaling Jaya [5]	MYR	3.3	m	100%

Mexico
Novartis Farmacéutica, S.A. de C.V.	Mexico City	MXN	206.7	m	100%

Morocco
Novartis Pharma Maroc SA	Casablanca	MAD	80.0	m	100%

Netherlands
Novartis Netherlands B.V.	Amsterdam	EUR	1.4	m	100%
Novartis Pharma B.V.	Amsterdam	EUR	4.5	m	100%
Aduro Netherlands Coöperatief U.A.	Rosmalen [4]	--	--		--
Aduro Biotech Holdings, Europe B.V.	Rosmalen	EUR	46 216		100%
Calypso Biotech B.V.	Amsterdam	EUR	7 252		96.8%
IDB Holland BV	Baarle-Nassau	EUR	18 000		99.23%

New Zealand
Novartis New Zealand Ltd	Auckland [5]	NZD	820 000		100%

Norway
Novartis Norge AS	Oslo	NOK	1.5	m	100%

Pakistan
Novartis Pharma (Pakistan) Limited	Karachi	PKR	6.7	bn	99.99%

Panama
Novartis Pharma (Logistics), Inc.	Panama City	USD	10 000		100%

Peru
Novartis Biosciences Perú S.A.	Lima [5]	PEN	1.4	m	100%

Philippines
Novartis Healthcare Philippines, Inc.	Makati City [5]	PHP	298.8	m	100%

Poland
Novartis Poland Sp. z o.o.	Warsaw	PLN	44.2	m	100%

Portugal
Novartis Portugal, S.G.P.S., Lda.	Porto Salvo [5]	EUR	500 000		100%
Novartis Farma - Produtos Farmacêuticos, S.A.	Porto Salvo	EUR	2.4	m	100%

Romania
Novartis Pharma Services Romania S.R.L.	Bucharest	RON	3.0	m	100%
Sandoz S.R.L.	Targu-Mures	RON	119.5	m	100%

Russian Federation
Novartis Pharma LLC	Moscow	RUB	20.0	m	100%
Novartis Neva LLC	St. Petersburg	RUB	500	m	100%

Saudi Arabia
Novartis Saudi Company	Riyadh	SAR	30.0	m	100%

As at December 31, 2024			Share capital[1]		Equity interest

Singapore
Novartis (Singapore) Pte Ltd.	Singapore [5]	SGD	100 000		100%
Novartis Singapore Pharmaceutical Manufacturing Pte Ltd	Singapore	SGD	80.0	m	100%
Novartis Asia Pacific Pharmaceuticals Pte Ltd	Singapore	SGD	39.0	m	100%

Slovakia
Novartis Slovakia s.r.o.	Bratislava	EUR	2.0	m	100%

Slovenia
Novartis farmacevtska proizvodnja d.o.o.	Ljubljana	EUR	50.0	m	100%

South Africa
Novartis South Africa (Pty) Ltd	Midrand	ZAR	86.3	m	100%

South Korea
Novartis Korea Ltd.	Seoul	KRW	24.5	bn	100%

Spain
Novartis Farmacéutica, S.A.	Barcelona	EUR	63.0	m	100%
Advanced Accelerator Applications Iberica, S. L. U.	Esplugues de Llobregat	EUR	22.6	m	99.23%
Abadia Retuerta S.A.	Sardón de Duero / Valladolid	EUR	6.0	m	100%

Sweden
Novartis Sverige AB	Stockholm [5]	SEK	5.0	m	100%

Switzerland
Novartis International AG	Basel [5]	CHF	10.0	m	100%
Novartis Holding AG	Basel [2]	CHF	100.2	m	100%
Novartis International Pharmaceutical Investment AG	Basel	CHF	100 000		100%
Novartis Kapital AG	Basel	CHF	100 000		100%
Novartis Bioventures AG	Basel	CHF	100 000		100%
Novartis Forschungsstiftung	Basel [3]	--	--		--
Novartis Stiftung für Kaderausbildung	Basel [3]	--	--		--
Novartis-Mitarbeiterbeteiligungsstiftung	Basel [3]	--	--		--
Novartis Stiftung für Mensch und Umwelt	Basel [3]	--	--		--
Stiftung der Novartis AG für Erziehung, Ausbildung und Bildung	Basel [3]	--	--		--
Novartis Overseas Investments AG	Basel	CHF	1.0	m	100%
Japat AG	Basel	CHF	100 000		100%
Novartis Pharma AG	Basel 2 / 5	CHF	350.0	m	100%
Novartis Pharma Services AG	Basel	CHF	20.0	m	100%
Novartis Pharma Schweizerhalle AG	Muttenz [5]	CHF	18.9	m	100%
Novartis Pharma Stein AG	Stein [5]	CHF	251 000		100%
Novartis Pharma Schweiz AG	Risch	CHF	5.0	m	100%
Novartis BidCo AG	Basel	CHF	100 000		100%
Pharmanalytica SA	Locarno [5]	CHF	240 000		100%
Renor AG	Basel [5]	CHF	50 000		100%
Calypso Biotech SA	Plan-les-Ouates	CHF	100 000		100%
Cellerys AG	Schlieren	CHF	129 630		20%
Novartis Innovative Therapies AG	Risch [5]	CHF	100 000		100%
Advanced Accelerator Applications International SA	Geneva	CHF	9.3	m	99.23%

Taiwan
Novartis (Taiwan) Co., Ltd.	Taipei [5]	TWD	170.0	m	100%

Thailand
Novartis (Thailand) Limited	Bangkok [5]	THB	302.0	m	100%

Turkey
Novartis Saglik, Gida ve Tarim Ürünleri Sanayi ve Ticaret A.S.	Istanbul	TRY	448.0	m	100%

As at December 31, 2024			Share capital[1]		Equity interest

United Arab Emirates
Novartis Middle East FZE	Dubai	AED	7.0	m	100%

United Kingdom
Novartis UK Limited	London [5]	GBP	25.5	m	100%
Novartis Pharmaceuticals UK Limited	London	GBP	5.4	m	100%
Novartis Grimsby Limited	London	GBP	250.0	m	100%
Gyroscope Therapeutics Limited	London	GBP	1 492		100%

United States of America
Novartis Corporation	East Hanover, NJ	USD	72.2	m	100%
Novartis Finance Corporation	East Hanover, NJ 2	USD	1 000		100%
Novartis Capital Corporation	East Hanover, NJ 2	USD	1		100%
Novartis Services, Inc.	East Hanover, NJ	USD	1		100%
Novartis US Foundation	East Hanover, NJ 3	--	--		--
Novartis Pharmaceuticals Corporation	East Hanover, NJ 2	USD	650		100%
Advanced Accelerator Applications USA, Inc.	Millburn, NJ	USD	1		99.23%
Novartis Gene Therapies, Inc.	Bannockburn, IL	USD	1		100%
Novartis Technology LLC	East Hanover, NJ 4	--	--		--
Novartis Manufacturing LLC	East Hanover, NJ 4	--	--		--
Novartis Institutes for BioMedical Research, Inc.	Cambridge, MA	USD	1		100%
Kate Therapeutics Inc.	San Diego, CA	USD	100		100%
Cadent Therapeutics, Inc.	Cambridge, MA	USD	0.1		100%
Constellation Pharmaceuticals, Inc.	Boston, MA	USD	50		100%
Endocyte, Inc.	East Hanover, NJ	USD	1		100%
Mariana Oncology Inc.	Watertown, MA	USD	1		100%
MorphoSys US Inc.	Boston, MA	USD	50		100%
Navigate BioPharma Services, Inc.	Carlsbad, CA	USD	1		100%
The Medicines Company	East Hanover, NJ	USD	1		100%
Chinook Therapeutics, Inc.	Seattle, WA	USD	1		100%
Chinook Therapeutics U.S., Inc.	Seattle, WA	USD	1		100%

Uruguay
Novartis Uruguay S.A.	Montevideo [5]	UYU	7.3	m	100%

Venezuela
Novartis de Venezuela, S.A.	Caracas [5]	VES	0		100%

Vietnam
Novartis Vietnam Company Limited	Ho Chi Minh City	VND	70	bn	100%

In addition, the Company is represented by subsidiaries and associated companies with total assets or net sales to third parties from continuing operations below USD 25 million in the following countries: Bosnia and Herzegovina, Bulgaria, Cameroon, Cayman Island, Croatia, Ghana, Guatemala, Ivory Coast, Kazakhstan, Kenya, Kuwait, Nigeria, Senegal and Ukraine.

[1] Share capital may not reflect the taxable share capital and does not include any paid-in surplus.
[2] Significant subsidiary under SEC Regulation S-X Rule 1-02(w)
[3] Fully consolidated foundation
[4] Fully consolidated entity
[5] Directly held by Novartis AG
m = million; bn = billion